Note 20 - Fair Value of Financial Instruments and Fair Value Measurements - Quantitative Information About Recurring Level 3 Fair Value Measurement (Details)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value		$ 353,066,166	$ 354,246,904
Fair Value, Measurements, Recurring [Member]
Fair Value		353,066,166	354,246,904
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value		4,277,568	7,297,497
US States and Political Subdivisions Debt Securities [Member]
Fair Value		3,989,109	4,492,826
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value		3,989,109	4,492,826
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value		$ 214,475	$ 215,366
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Measurement Input, Discount Rate [Member]
Range Weighted Average	[1]
US Government Agencies Debt Securities [Member]
Fair Value		$ 346,205,172	$ 346,723,419
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value		346,205,172	346,723,419
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value		$ 4,063,093	$ 5,022,131
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Measurement Input, Discount Rate [Member]
Range Weighted Average	[1]
Corporate Debt Securities [Member]
Fair Value		$ 2,871,885	$ 2,060,000
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value		2,871,885	2,060,000
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value			$ 2,060,000
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Measurement Input, Discount Rate [Member]
Range Weighted Average	[1]

[1]	The Company relies on a third-party pricing service to value its securities. The details of the unobservable inputs and other adjustments used by the third-party pricing service were not readily available to the Company.